Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Significant accounting policies [Abstract]
Disclosure of detailed information about property, plant and equipment with estimated useful lives [Text Block]
Depreciation is recognized in the Statement of Income on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment considering residual value to be zero.
Depreciation on contract-specific assets are charged co-terminus over the contract period. Management’s estimated useful lives for the year ended March 31, 2024 and March 31, 2023 were as follows:

Estimate of useful life in years
Buildings	28
Plant and machinery comprising computers, servers etc.	3 – 5
Plant and machinery comprising other items	3-8
Furniture and fittings	5
Office equipment	5
Motor vehicles	3

Disclosure of detailed information about intangible assets with finite useful life [Text Block]
Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. The estimated useful lives for the current and previous year are as follows:

Estimate of useful life in years
Software	1 – 3
Undersea cable capacity	12
Other Intangibles	3 – 5